Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 02, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	ESB FINANCIAL CORP
Entity Central Index Key	0000872835
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		14,633,853
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 170
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash on hand and in banks	$ 4,720	$ 5,632
Interest-earning deposits	34,117	30,072
Federal funds sold	11	3
Cash and cash equivalents	38,848	35,707
Securities available for sale; cost of $1,091,497 and $1,050,712	1,130,116	1,077,672
Loans receivable, net of allowance for loan losses of $6,537 and $6,547	648,921	640,887
Loans held for sale		80
Accrued interest receivable	9,227	9,607
Federal Home Loan Bank (FHLB) stock	21,256	26,097
Premises and equipment, net	15,071	13,882
Real estate acquired through foreclosure, net	3,883	1,083
Real estate held for investment	15,268	22,293
Goodwill	41,599	41,599
Intangible assets	554	895
Bank owned life insurance	30,802	30,098
Securities receivable	1,148	2,173
Prepaid expenses and other assets	8,098	11,794
Total assets	1,964,791	1,913,867
Liabilities and Stockholders' Equity
Deposits	1,156,410	1,012,645
FHLB advances	207,355	290,440
Repurchase agreements	343,000	363,000
Other borrowings	10,212	15,623
Junior subordinated notes	46,393	46,393
Advance payments by borrowers for taxes and insurance	2,519	2,441
Accounts payable for land development	2,634	3,409
Accrued expenses and other liabilities	17,193	12,563
Total liabilities	1,785,716	1,746,514
Stockholders' Equity:
Preferred stock, $.01 par value, 5,000,000 shares authorized; none issued
Common stock, $.01 par value, 30,000,000 shares authorized; 16,278,045 and 16,212,043 shares issued; 14,600,871 and 14,440,171 shares outstanding	163	138
Additional paid-in capital	102,667	102,229
Treasury stock, at cost; 1,677,174 and 1,771,872 shares	(19,537)	(20,412)
Unearned Employee Stock Ownership Plan (ESOP) shares	(4,184)
Retained earnings	80,231	70,605
Accumulated other comprehensive income, net	20,904	15,334
Total ESB Financial Corporation's stockholders' equity	180,244	167,894
Noncontrolling interest	(1,169)	(541)
Total stockholders' equity	179,075	167,353
Total liabilities and stockholders' equity	$ 1,964,791	$ 1,913,867

Consolidated Statements Of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Financial Condition [Abstract]
Securities available for sale, cost	$ 1,091,497	$ 1,050,712
Loans receivable, allowance for loan losses	$ 6,537	$ 6,547
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	16,278,045	16,212,043
Common stock, shares outstanding	14,600,871	14,440,171
Treasury stock, shares	1,677,174	1,771,872

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest income:
Loans receivable	$ 34,805		$ 37,467		$ 39,271
Taxable securities available for sale	37,954		41,448		47,804
Tax-exempt securities available for sale	6,415		5,933		5,400
Interest-earning deposits and federal funds sold	53		16		20
Total interest income	79,227		84,864		92,495
Interest expense:
Deposits	11,954		14,270		17,796
FHLB advances and repurchase agreements	20,753		25,168		34,031
Junior subordinated notes	2,433		2,459		2,520
Total interest expense	35,140		41,897		54,347
Net interest income	44,087		42,967		38,148
Provision for loan losses	1,130		1,404		912
Net interest income after provision for loan losses	42,957		41,563		37,236
Noninterest income:
Fees and service charges	3,524		3,894		3,966
Net gain on sale of loans	6		40		203
Increase of cash surrender value of bank owned life insurance	704		717		899
Net realized gain on securities available for sale	937				246
Impairment losses on investment securities
Total other-than-temporary impairment losses	(995)		(1,839)		(617)
Portion of loss recognized in other comprehensive income before taxes	548		600
Net impairment losses on investment securities	(447)		(1,239)		(617)
Net realized (loss) gain on derivatives	(2,005)		(711)		120
Income (loss) from real estate joint ventures	881		1,122		(1,905)
Other	706		644		683
Total noninterest income	4,306		4,467		3,595
Noninterest expense:
Compensation and employee benefits	16,327		15,541		14,343
Premises and equipment	2,670		2,719		2,440
Federal deposit insurance premiums	1,281		1,900		2,540
Data processing	2,312		2,151		2,118
Amortization of intangible assets	332		413		494
Advertising	612		608		574
Other	4,528		4,481		4,275
Total noninterest expense	28,062		27,813		26,784
Income before provision for income taxes	19,201		18,217		14,047
Provision for income taxes	3,380		3,553		2,382
Net income before noncontrolling interest	15,821		14,664		11,665
Less: net income (loss) attributable to noncontrolling interest	911		433		(347)
Net income attributable to ESB Financial Corporation	$ 14,910		$ 14,231		$ 12,012
Net income per share:
Basic	$ 1.03	[1]	$ 0.99	[1]	$ 0.84	[1]
Diluted	$ 1.02	[1]	$ 0.98	[1]	$ 0.83	[1]
Cash dividends declared per share	$ 0.38	[1]	$ 0.33	[1]	$ 0.33	[1]
Weighted average shares outstanding	14,438,543	[1]	14,385,262	[1]	14,333,881	[1]
Weighted average shares and share equivalents outstanding	14,555,150	[1]	14,483,905	[1]	14,437,840	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2010 and 2009 to reflect a six-for five stock split paid on May 16, 2011.

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), Net Of Tax [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 138	$ 101,041	$ (19,371)	$ (1,672)	$ 55,789	$ 6,459	$ 681	$ 143,065
Comprehensive results:
Net income					12,012		(347)	11,665
Other comprehensive results, net						15,954		15,954
Reclassification adjustment						245		245
Total comprehensive results					12,012	16,199	(347)	27,864
Cash dividends					(4,766)			(4,766)
Purchase of treasury stock, at cost			(2,932)					(2,932)
Reissuance of treasury stock for stock option exercises			2,001		(1,375)			626
Compensation expense on ESOP		234		858				1,092
Additional ESOP shares purchased		(123)						(123)
Tax effect of compensatory stock options		166						166
Effect of compensation expense for stock options		218						218
Capital disbursement for noncontrolling interest							(493)	(493)
Accrued compensation expense MRP		35						35
Balance at Dec. 31, 2009	138	101,571	(20,302)	(814)	61,660	22,658	(159)	164,752
Comprehensive results:
Net income					14,231		433	14,664
Other comprehensive results, net						(8,142)		(8,142)
Reclassification adjustment						818		818
Total comprehensive results					14,231	(7,324)	433	7,340
Cash dividends					(4,793)			(4,793)
Purchase of treasury stock, at cost			(1,143)					(1,143)
Reissuance of treasury stock for stock option exercises			1,033		(493)			540
Compensation expense on ESOP		383		814				1,197
Additional ESOP shares purchased		(189)						(189)
Tax effect of compensatory stock options		74						74
Effect of compensation expense for stock options		355						355
Capital disbursement for noncontrolling interest							(815)	(815)
Accrued compensation expense MRP		35						35
Balance at Dec. 31, 2010	138	102,229	(20,412)		70,605	15,334	(541)	167,353
Comprehensive results:
Net income					14,910		911	15,821
Other comprehensive results, net						5,889		5,889
Reclassification adjustment						(319)		(319)
Total comprehensive results					14,910	5,570	911	21,391
Cash dividends					(5,521)			(5,521)
Six for five stock split, payment in lieu of fractional shares	25	(33)						(8)
Purchase of treasury stock, at cost			(4,754)					(4,754)
Reissuance of treasury stock for stock option exercises			1,389		(612)			777
Compensation expense on ESOP		493		816				1,309
Additional ESOP shares purchased		(504)						(504)
Tax effect of compensatory stock options		55						55
Effect of compensation expense for stock options		380						380
Purchase of treasury stock for ESOP shares			4,151	(5,000)	849
Unvested shares in MRP		47	89					136
Capital disbursement for noncontrolling interest							(1,539)	(1,539)
Accrued compensation expense MRP
Balance at Dec. 31, 2011	$ 163	$ 102,667	$ (19,537)	$ (4,184)	$ 80,231	$ 20,904	$ (1,169)	$ 179,075

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Cash dividends per share	$ 0.38	$ 0.33	$ 0.33
Purchase of treasury stock, shares	355,580	80,142	232,151
Reissuance of treasury stock for stock option exercises, shares	121,979	77,529	145,628

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 15,821	$ 14,664	$ 11,665
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation for premises and equipment	962	1,068	902
Provision for loan losses	1,130	1,404	912
Amortization of premiums and accretion of discounts	2,700	2,296	2,043
Origination of loans held for sale	(325)	(3,287)	(18,296)
Proceeds from sale of loans held for sale	411	3,448	18,298
Gain on sale of loans held for sale	(6)	(40)	(203)
Net realized gain on securities available for sale	(937)		(246)
Net impairment losses on investment securities	447	1,239	617
Net realized loss (gain) on derivatives	2,005	711	(120)
Amortization of intangible assets	332	413	494
Compensation expense on ESOP and MRP	1,453	1,232	1,127
Compensation expense on stock options	380	355	218
Increase of cash surrender value of bank owned life insurance	(704)	(717)	(899)
Decrease (increase) in accrued interest receivable	380	705	(260)
Increases in deferred tax asset	(1,821)	(377)	(1,101)
Decrease (increase) in prepaid FDIC assessment	1,168	1,777	(6,310)
(Increase) decrease in prepaid expenses and other assets	(339)	345	(4,647)
Increase (decrease) in accrued expenses and other liabilities	2,258	(2,105)	3,767
(Gain) loss on sale of real estate acquired through foreclosure	(10)	(67)	139
Writedown of real estate held for investment	1,625	1,573	2,672
Other	(593)	(668)	(427)
Net cash provided by operating activities	26,337	23,969	10,345
Investing activities:
Loan originations and purchases	(181,847)	(185,080)	(174,026)
Purchases of:
Securities available for sale	(302,507)	(249,769)	(197,107)
Interest rate cap contracts		(970)	(189)
Premises and equipment	(2,197)	(1,910)	(2,302)
Principal repayments of:
Loans receivable	172,428	216,767	193,668
Securities available for sale	234,831	268,288	209,631
Proceeds from the sale of:
Securities available for sale	25,359		992
Real estate acquired through foreclosure	934	1,123	(2)
Redemption of FHLB stock	4,841	1,373
Funding of real estate held for investment	(10,061)	(11,951)	(10,532)
Proceeds from real estate held for investment	9,589	8,987	10,262
Net cash (used in) provided by investing activities	(48,630)	46,858	30,395
Financing activities:
Net increase in deposits	143,765	68,298	67,018
Proceeds from long-term borrowings	13,786	80,423	189,093
Repayments of long-term borrowings	(119,616)	(177,108)	(284,418)
Net decrease in short-term borrowings	(2,666)	(17,500)	(7,935)
Proceeds received from exercise of stock options	832	614	792
Dividends paid	(5,409)	(4,815)	(4,828)
Payments to acquire treasury stock	(4,754)	(1,143)	(2,932)
Stock purchased by ESOP	(504)	(189)	(123)
Net cash provided by (used in) financing activities	25,434	(51,420)	(43,333)
Net increase (decrease) in cash and cash equivalents	3,141	19,407	(2,593)
Cash and cash equivalents at beginning of period	35,707	16,300	18,893
Cash and cash equivalents at end of period	38,848	35,707	16,300
Supplemental information:
Interest paid	35,784	42,759	56,282
Income taxes paid	3,919	4,316	3,245
Supplemental schedule of non-cash investing and financing activities:
Transfers from loans receivable to real estate acquired through foreclosure	4,674	1,757	469
Transfers between other assets and other liabilities		56
Originated loans for real estate held for investment	5,097	5,378	2,700
Dividends declared but not paid	$ 1,460	$ 1,203	$ 1,204

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Principles of Consolidation

ESB Financial Corporation (the Company) is a publicly traded Pennsylvania thrift holding company. The consolidated financial statements include the accounts of the Company and its direct and indirect wholly owned subsidiaries, ESB Bank (ESB or the Bank), THF, Inc. (THF), AMSCO, Inc. (AMSCO) and ESB Financial Services, Inc. ESB is a Pennsylvania chartered Federal Deposit Insurance Corporation (FDIC) insured stock savings bank.

AMSCO is engaged in real estate development and construction of 1- 4 family residential units independently or in conjunction with its joint ventures. The Bank has provided all development and construction financing. The joint ventures which are 51% owned or greater by AMSCO have been included in the consolidated financial statements and are reflected within other noninterest income or expense. The Bank's loans to AMSCO and related interest have been eliminated in consolidation.

In addition to the elimination of the loans and interest to the joint ventures described above, all other significant intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make some estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts previously reported have been reclassified to conform to the current year financial statement presentation. The reclassification had no effect on net income.

Operating Segments

An operating segment is defined as a component of an enterprise that engages in business activities that generate revenue and incur expense, the operating results of which are reviewed by management and for which discrete financial information is available. At December 31, 2011, the Company was doing business through 25 full service banking branches, one loan production office and its various other subsidiaries. Loans and deposits are primarily generated from the areas where banking branches are located. The Company derives its income predominantly from interest on loans and securities and to a lesser extent, noninterest income. The Company's principal expenses are interest paid on deposits and borrowed funds and normal operating costs. The Company's operations are principally in the savings and loan industry. Consistent with internal reporting, the Company's operations are reported in one operating segment, which is community banking.

Cash Equivalents

Cash equivalents include cash on hand and in banks, interest-earning deposits with original maturities of 90 days or less and federal funds sold. The Board of Governors of the Federal Reserve imposes certain reserve requirements on all depository institutions. These reserves are maintained in the form of vault cash or as a noninterest bearing balance with the Federal Reserve Bank. Required reserves at the Federal Reserve Bank averaged $824,000 and $740,000 during the year 2011 and 2010, respectively.

Securities Available for Sale and Held for Maturity

Securities include investments primarily in bonds, notes and to a lesser extent equity securities and are classified as either available for sale or held to maturity at the time of purchase based on management's intent. Such intent includes consideration of the interest rate environment, prepayment risk, credit risk, maturity and repricing characteristics, liquidity considerations, investment and asset/liability management policies and other pertinent factors. Unrealized holding gains and losses, net of applicable income taxes, on available for sale securities are reported as AOCI until realized. Gains and losses on the sale of securities are determined using the specific identification method and are included in operations in the period sold.

Management monitors all of the Company's securities for OTTI on a quarterly basis and determines whether any impairment should be recorded. For a security to be considered for OTTI, its characteristics would have to consist of an accumulation of these factors:

•	Fair value is significantly below cost

•	Decline in fair value is attributable to specific adverse conditions affecting a particular investment, specific conditions in an industry or geographic area

•	Management does not possess both the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value

•	The decline in fair value has existed for an extended period of time

•	Debt security has been downgraded by a rating agency

•	Rating differences

•	Financial condition of the issuer has deteriorated and the issuer has reduced or eliminated scheduled dividends or interest payments

•	SEC filings – disclosures that would indicate an inability by the issuer to satisfy their obligations

•	Audits – the Company will review the issuer's audits to determine if they have received going concern audit opinions

•	Other debt of the issuers – the Company will review the market prices of other debt of the issuer to determine if the market loss of an issue is related to credit or interest rate risk

Management will more closely evaluate the securities that have unrealized losses of 15% or more. If management determines that the declines in value of the security are not temporary, or if management does not have the ability to hold the security until maturity, which is the case with equity securities, then management will record impairment on the security. For equity securities, typically the amount of impairment is the difference between the security's book value and current fair market value determined by independent market pricing. For debt securities evaluated for impairment, management will determine what portion of the unrealized valuation loss is attributed to projected or known loss of principal, and what portion is attributed to market pricing not reflective of the true value of the security, based on current cash flow analysis. Management will generally record impairment equivalent to the projected or known loss of principal, known as the credit loss. The other portion of the fair market value loss is attributed to market factors and it is management's opinion that these fair value losses are temporary and not permanent. All impairment is recorded as a loss on securities and is included in the Company's consolidated statements of operations.

Yields and carrying values for certain mortgage-backed securities are subject to normal interest rate and prepayment risks. Premiums and discounts on securities are recognized in interest income using the interest method over the period to maturity.

Loans Receivable

Loans receivable, for which management has the intent and the Company has the ability to hold for the foreseeable future or until maturity or payoff, are reported at their outstanding unpaid principal balances reduced by any charge-offs and net of any deferred fees or costs on loans originated, unamortized premiums or discounts on loans purchased and the allowance for loan losses.

Interest income on loans is accrued and credited to operations as earned. Interest income is not accrued for loans delinquent 90 days or greater. Interest on impaired loans is discontinued when, in management's opinion, the borrower may be unable to meet contractual payments. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or applied to principal when management believes the ultimate collectibility of principal is in doubt.

The Company maintains records of the full amount of interest that is owed by the borrowers. A non-accrual loan will generally be placed back on accrual status only when the delinquency is less than 90 days.

Discounts and premiums on purchased loans are recognized in interest income using the interest method over the remaining period to contractual maturity, adjusted for prepayments. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment to the yield of the related loan over the loan's period to maturity. Loans originated and intended for sale are carried at the lower of cost or estimated market value in the aggregate.

Impaired loans are commercial and commercial real estate loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of impaired loans is not the same as the definition of nonaccrual loans, although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectibility, while not classifying the loan as impaired. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using current interest rates and its recorded value, or, as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to four family properties and all consumer loans are large groups of smaller balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as less than 90 days, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all circumstances surrounding the loan and the borrower including the length of the delay, the borrower's prior payment record and the amount of shortfall in relation to the principal and interest owed.

Allowance for loan losses

Management establishes the allowance for loan losses based upon its evaluation of the pertinent factors underlying the types and quality of loans in the portfolio. Commercial loans and commercial real estate loans are reviewed on a regular basis with a focus on larger loans along with loans which have experienced past payment or financial deficiencies. Larger commercial loans and commercial real estate loans which are 60 days or more past due are selected for impairment testing in accordance with GAAP. These loans are analyzed to determine if they are "impaired", which means that it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. All loans that are delinquent 90 days and are placed on nonaccrual status are classified on an individual basis. Residential loans 60 days past due, which are still accruing interest are classified as substandard as per the Company's asset classification policy. The remaining loans are evaluated and classified as groups of loans with similar risk characteristics. The Company allocates allowances based on the factors described below, which conform to the Company's asset classification policy. In reviewing risk within the Bank's loan portfolio, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate portfolio; (iii) the consumer loan portfolio; (iv) the residential portfolio. Factors considered in this process included general loan terms, collateral and availability of historical data to support the analysis. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. Certain qualitative factors are then added to the historical loss percentages to get the adjusted factor to be applied to non classified loans. The following qualitative factors are analyzed:

•	Levels of and trends in delinquencies and nonaccruals

•	Trends in volume and terms

•	Changes in lending policies and procedures

•	Volatility of losses within each risk category

•	Loans and Lending staff acquired through acquisition

•	Economic trends

•	Concentrations of credit

•	Experience depth and ability of management

The Company also maintains an unallocated allowance to account for any factors or conditions that may cause a potential loss but are not specifically addressed in the process described above. The Company analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

The allowance for loan losses is maintained at a level believed to be adequate by management to absorb probable losses inherent in the portfolio and is based on the size and current risk characteristics of the loan portfolio, an assessment of individual problem loans and actual loss experience, current economic events in specific industries and other pertinent factors such as regulatory guidance and general economic conditions. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogeneous loans based on historical loss experience and consideration of current economic trends, all of which may be susceptible to significant change. Loan losses are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for loan losses is charged to operations based on management's periodic evaluation of the factors previously mentioned, as well as other pertinent factors. Evaluations are conducted quarterly, during which loans may be charged off upon reaching various stages of delinquency and depending upon the loan type.

Loan Charge-off Policies

Consumer loans are generally fully or partially charged down to the fair value of collateral securing the asset when the loan is 180 days past due for open-end loans or 120 days past due for closed-end loans unless the loan is well secured and in the process of collection. All other loans are generally charged down to the net realizable value when the loan is 90 days past due.

Troubled Debt Restructurings

In situations where, for economic or legal reasons related to a borrower's financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered, the related loan is classified as a TDR. Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring as noted above for impaired loans. In addition to the allowance for the pooled portfolios, management has developed a separate allowance for loans that are identified as impaired through a TDR. These loans are excluded from pooled loss forecasts and a separate reserve is provided under the accounting guidance for loan impairment. Consumer loans whose terms have been modified in a TDR are also individually analyzed for estimated impairment.

Real Estate Acquired Through Foreclosure

Real estate properties acquired through foreclosure are initially recorded at the lower of cost or fair value at the date of foreclosure, establishing a new cost basis. After foreclosure, management periodically performs valuations and the real estate is carried at the lower of cost or fair value less estimated costs to sell. Revenue and expenses from operations of the properties, gains and losses on sales and additions to the valuation allowance are included in operating results.

Federal Home Loan Bank Stock

The Bank is a member of the FHLB of Pittsburgh and as such, is required to maintain a minimum investment in FHLB stock that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment when necessary. The stock's value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of the FHLB and (d) the liquidity position of the FHLB.

The FHLB incurred losses in 2009 and part of 2010 and suspended the payment of dividends. The losses are primarily attributable to impairment of investment securities associated with the extreme economic conditions in place during the previous several years. Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein. More consideration was given to the long-term prospects for the FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing. Management also considered that the FHLB's regulatory capital ratios have increased from the prior year, the FHLB's liquidity appears adequate, new shares of FHLB stock continue to exchange hands at the $100 par value, and the FHLB has resumed redeeming shares of stock and approximately $6.2 million of the Company's stock has been redeemed in the past two years. Additionally, the FHLB recently declared a dividend equal to an annual yield of 0.10 percent on the stockholders' average balances for the fourth quarter of 2011.

Premises and Equipment

Land is carried at cost. Premises, furniture and equipment and leasehold improvements are carried at cost less accumulated depreciation or amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, which are twenty-five to fifty years for buildings and three to ten years for furniture and equipment. Amortization of leasehold improvements is computed using the straight-line method over the term of the related lease.

Goodwill and Intangible Assets

Goodwill consisted of $41.6 million at December 31, 2011 and 2010, respectively. The Company evaluates goodwill for impairment. This impairment assessment is performed at least annually, in accordance with GAAP, by assessing various qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company performed this assessment as of October 31, 2011 and concluded that the recorded value of goodwill was not impaired. Core deposit intangible was $539,000 and $871,000 at December 31, 2011 and 2010, respectively. The core deposit intangible assets are amortized on a sum of the year's digit basis over the estimated useful life, generally up to ten years. Amortization of finite lived assets is expected to total $251,000, $170,000, $110,000 and $8,000 for the years 2012, 2013, 2014 and 2015, respectively.

Advertising Costs

Advertising costs are expensed as the costs are incurred. Advertising expenses amounted to $612,000, $608,000 and $574,000 for 2011, 2010, and 2009, respectively.

Mortgage Servicing Assets

At December 31, 2011, the remaining balance and fair value of the servicing asset was $16,000, which is recorded in intangible assets. Servicing assets are amortized in proportion to and over the period of, estimated net servicing revenues. Impairment of servicing assets is based on fair value of those assets, estimated using discounted cash flows and prepayment assumptions for the market area of the servicing portfolio. For purposes of measuring impairment, the servicing asset is stratified based on interest rate. The amount of impairment recognized is the amount by which the capitalized servicing asset for a stratum exceeds the fair value of that stratum. During 2011 the Company recovered a portion of the impairment valuation of approximately $6,000. The remaining impairment valuation at December 31, 2011, 2010 and 2009 was $24,000, $30,000 and $30,000, respectively. The amortization taken on the servicing asset for the year ended December 31, 2011, 2010 and 2009 was $14,000, $14,000 and $15,000, respectively. The Company had total loans serviced for others of $10.2 million, $14.8 million and $21.6 million December 31, 2011, 2010 and 2009, respectively.

Income Taxes

Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Bank-Owned Life Insurance (BOLI)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increases in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the consolidated statements of financial condition and any increases in cash surrender value are recorded as noninterest income on the consolidated statements of operations. In the event of the death of an insured individual under these policies, the Company would receive a death benefit.

Financial Instruments

As part of its overall interest rate risk management activities, the Company utilizes derivative instruments to manage its exposure to various types of interest rate risk. Interest rate swaps and interest rate caps are the primary instruments the Company uses for interest rate risk management. Derivative instruments are recorded at fair value as either part of prepaid expenses and other assets or accrued expenses and other liabilities on the consolidated statements of financial condition. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation. Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

The Company formally documents the relationship between the hedging instruments and hedged items, as well as the risk management objective and strategy, before undertaking an accounting hedge. To qualify for hedge accounting, the derivatives and related hedged items must be designated as a hedge at inception of the hedge relationship. For accounting hedge relationships, we formally assess, both at the inception of the hedge and on an ongoing basis, if the derivatives are highly effective in offsetting designated changes in the fair value or cash flows of the hedged item. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued.

For derivatives designated as fair value hedges, changes in the fair value of the derivative and the hedged item related to the hedged risk are recognized in earnings. To the extent the change in fair value of the derivative does not offset the change in fair value of the hedged item, the difference or ineffectiveness is reflected in earnings in the same financial statement category as the hedged item.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivative is initially reported in AOCI and subsequently reclassified to earnings when the hedged transaction affects earnings and the ineffective portion of changes in the fair value of the derivative is recognized directly in earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in fair value or cash flows of the derivative hedging instrument with the changes in fair value or cash flows of the designated hedged item or transaction. For derivatives not designated as hedges, changes in fair value are recognized in earnings.

At December 31, 2011, there were nineteen interest rate cap contracts outstanding with notional amounts totaling $200.0 million. These derivative instruments are not hedged and therefore adjustments to fair value are recorded in current earnings.

During 2009, the Company entered into two interest rate swap contracts to manage its exposure to interest rate risk. These interest rate swap transactions involved the exchange of the Company's interest payment on $35.0 million in junior subordinated notes which became floating rate notes in 2011 for a fixed rate interest payment without the exchange of the underlying principal amount. Entering into interest rate derivatives potentially exposes the Company to the risk of counterparties' failure to fulfill their legal obligations including, but not limited to, potential amounts due or payable under each derivative contract. Notional principal amounts are often used to express the volume of these transactions, but the amounts potentially subject to credit risk are much smaller. Management utilizes the change in variable cash flows method to measure hedge ineffectiveness. To the extent that the cumulative change in anticipated cash flows from the hedging derivative offsets from 80% to 125% of the cumulative change in anticipated cash flows from the hedged exposure, the hedged is deemed effective. As of December 31, 2011 the interest rate swaps were deemed to be effective, therefore no amounts were charged to current earnings. The Company also does not expect to reclassify any hedge related amounts from AOCI to earnings over the next twelve months.

The pay fixed interest rate swap contracts outstanding at December 31, 2011 are being utilized to hedge $35.0 million in floating rate junior subordinated notes. The interest rate swaps are carried at fair value. Below is a summary of the interest rate swap contracts and the terms at December 31, 2011:

(Dollars in thousands)	Notional Amount	Effective Date	Pay Rate	Receive Rate (*)	Maturity Date	Unrealized Loss
Cash Flow Hedge	$20,000	2/10/2011	4.18%	0.44%	2/10/2018	$3,300
Cash Flow Hedge	15,000	2/10/2011	3.91%	0.44%	2/10/2018	2,232

	$35,000					$5,532

*	Variable receive rate based upon contract rates in effect at December 31, 2011

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Stock-Based Compensation

The Company accounts for stock compensation based on the grant-date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded $377,000, $355,000, and $218,000, respectively, in compensation expense and tax benefits of $20,000, $20,000 and $22,000, respectively, related to our share-based compensation awards. As of December 31, 2011, there was approximately $43,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2008. That cost is expected to be recognized over the next year. There was approximately $120,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2009. That cost is expected to be recognized over the next two years. There was approximately $343,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2010. That cost is expected to be recognized over the next three years. Finally, there was approximately $364,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2011.

The Company has recorded $55,000, $74,000 and $166,000 in excess tax benefits which have been classified as financing cash inflows for the years ended December 31, 2011, 2010 and 2009, respectively, in the Consolidated Statements of Cash Flows.

For purposes of computing results, the Company estimated the fair values of stock options using the Black-Scholes option-pricing model. The model requires the use of subjective assumptions that can materially affect fair value estimates. Therefore, the pro forma results are estimates of results of operations as if compensation expense had been recognized for the stock option plans. The fair value of each option is amortized into compensation expense on a straight line basis between the grant date for the option and each vesting date. The fair value of each stock option granted was estimated using the following weighted-average assumptions:

	2011	2010	2009
Assumptions
Volatility	39.52%	38.98%	33.10%
Interest Rates	1.58%	2.16%	2.69%
Dividend Yields	3.03%	2.68%	3.47%
Weighted Average Life (in years)	7.0	7.2	7.2

The weighted average fair value of each stock option granted for 2011, 2010 and 2009 was $3.94, $4.76 and $2.70 respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009, was $287,000, $192,000 and $498,000, respectively. The total intrinsic value of in-the-money stock options was $2.5 million, $2.7 million and $1.8 million at the year ended December 31, 2011, 2010 and 2009 respectively. The total intrinsic value of the exercisable stock options was $1.6 million, $1.8 million and $1.1 million at the year ended December 31, 2011, 2010 and 2009, respectively.

Net Income Per Share

The following table summarizes the Company's net income per share for the years ended December 31:

(Amounts in thousands, except per share data)
	2011	2010	2009
Net income	$14,910	$14,231	$12,012
Weighted-average common shares outstanding	14,438	14,386	14,334

Basic earnings per share	$1.03	$0.99	$0.84

Weighted-average common shares outstanding	14,438	14,386	14,334
Common stock equivalents due to effect of stock options	117	98	104

Total weighted-average common shares and equivalents	14,555	14,484	14,438

Diluted earnings per share	$1.02	$0.98	$0.83

The unallocated shares controlled by the ESOP of 329,656, 0 and 74,349 at December 31, 2011, 2010 and 2009, respectively, are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee's individual account. All of the outstanding options were included in the computation of diluted earnings per share for 2011 and 2010 because the options' exercise price was less than the average market price of the common shares.

Options to purchase 96,372 shares of common stock at a weighted average exercise price of $12.79 per share expiring November 2013 and 100,848 shares of common stock at a weighted average exercise price of $12.08 per share expiring November 2014 were outstanding as of December 31, 2009 but were not included in the computation of diluted earnings per share for 2009 because the options' exercise price was greater than the average market price of the common shares.

Reclassifications

Certain amounts in the 2010 financial statements have been reclassified to conform to the 2011 presentation format. These reclassifications had no effect on stockholders' equity or net income

Effect of Recent Accounting and Regulatory Pronouncements

In December 2011, the FASB issued Accounting Standards Update (ASU) 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company's financial statements

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company's financial statements.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of AOCI consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The Company is currently evaluating the impact the adoption of the standard will have on the Company's financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment. The objective of this update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. This ASU did not have a significant impact on the Company's financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Company is currently evaluating the impact the adoption of the standard will have on the Company's financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company is currently evaluating the impact the adoption of the standard will have on the Company's financial position or results of operations.

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this Update provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this Update were effective for the first interim or annual reporting period beginning on or after June 15, 2011, and were applied retrospectively to the beginning annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company has provided the necessary disclosures in Note three.

In April 2011, the FASB issued ASU 2011-03, Transfers and Services (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The main objective in developing this Update is to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this Update apply to all entities, both public and nonpublic. The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities
2.	Securities

The following table summarizes the Company's securities:

(Dollar amounts in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value

December 31, 2011:
Trust preferred securities	$45,894	$265	$(8,615)	$37,544
Municipal securities	174,288	10,427	(230)	184,485
Equity securities	1,754	351	(2)	2,103
Corporate bonds	165,923	1,784	(2,928)	164,779
Mortgage-backed securities
U.S. sponsored entities	694,674	37,636	(8)	732,302
Private label	8,964	241	(302)	8,903

Subtotal mortgage-backed securities	703,638	37,877	(310)	741,205

Total securities	$1,091,497	$50,704	$(12,085)	$1,130,116

December 31, 2010:
Trust preferred securities	$46,467	$116	$(7,607)	$38,976
Municipal securities	165,479	2,040	(4,342)	163,177
Equity securities	1,424	434	(8)	1,850
Corporate bonds	118,862	3,800	-	122,662
Mortgage-backed securities
U.S. sponsored entities	706,034	33,752	(1,524)	738,262
Private label	12,446	463	(164)	12,745

Subtotal mortgage-backed securities	718,480	34,215	(1,688)	751,007

Total securities	$1,050,712	$40,605	$(13,645)	$1,077,672

The private-label mortgage backed securities totaled $8.9 million and $12.7 million as of December 31, 2011 and December 31, 2010 respectively and are secured by residential real estate.

The proceeds from the sale of securities as of December 31, 2011 were $25.4 million. Gross realized gains on sales of securities available for sale were $937,000 in 2011. The Company recorded impairment charges of approximately $78,000 on a $2.5 million collateralized debt obligation (CDO), $52,000 on a private-label mortgage-backed security and approximately $317,000 on five of its equity investments in various banks that had experienced a decline in their market value for the last several quarters. There was non-credit related OTTI on these securities recognized in AOCI during the period of approximately $548,000.

During 2010, the Company did not have any security sales, however the Company recorded impairment charges of approximately $810,000 on a $2.5 million collateralized debt obligation (CDO), $212,000 on a private-label mortgage-backed security and approximately $217,000 on five of its equity investments in various banks that had experienced a decline in their market value for the last several quarters. There was non-credit related OTTI on these securities recognized in AOCI during the period of approximately $600,000.

The proceeds from the sale of securities as of December 31, 2009 were $992,000. Gross realized gains on sales of securities available for sale were $246,000 in 2009. Impairment charges on available for sale securities of $617,000 were recorded for 2009 on securities that were deemed to be other-than-temporarily impaired. Included in the impairment charges for 2009 was approximately $66,000 on three of the Company's equity investments in various banks that had experienced a decline in their market value for several quarters and $551,000 on a CDO.

Included in the $37.5 million of trust preferred securities are standalone trust preferred securities with a fair value of $37.4 million that are investment-grade rated by at least one rating agency. In addition, there was one pooled trust preferred security with a par value of $2.5 million and a fair value of $120,000 that was not investment-grade rated. The Company took an impairment charge of approximately $78,000 on this $2.5 million collateralized debt obligation that is comprised of sixteen financial institutions during 2011. This security is a CDO currently comprised of trust preferred securities of 16 financial institutions and has a Moody's rating of Ca, which is below investment grade. The Company had an independent third party analyze this bond at December 31, 2011 and determined that no additional impairment was necessary.

Because of the subprime crisis current markets for variable rate corporate trust preferred bonds are illiquid. In order to determine prices of these securities the Company utilizes a discounted cash flow method, mentioned above. This method is described more fully in footnote 12, Fair Value.

The following is a summary of the amounts recognized in earnings related to credit losses on securities which the Company has recorded other-than-temporary impairment charges through earnings and other comprehensive income:

(Dollars in thousands)
Totals
January 1, 2010	$-
Credit losses on securities for which other-than-temporary impairment was not previously recognized	1,022
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	-

December 31, 2010	1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized	130
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	-

December 31, 2011	$1,152

At December 31, 2011 and 2010, the Bank did not have any corporate bonds whose book value exceeded 10% of equity.

The following table shows the Company's investments' gross unrealized losses and fair value aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

As of December 31, 2011

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$35,789	$8,615	9	$35,789	$8,615

Municipal securities	2	3,094	149	3	2,627	81	5	5,721	230

Equity securities	-	-	-	1	130	2	1	130	2

Corporate bonds	27	91,046	2,928	-	-	-	27	91,046	2,928

Mortgage-backed securities

U.S. sponsored entities	1	4,596	8	-	-	-	1	4,596	8

Private label	3	3,084	302	-	-	-	3	3,084	302

Subtotal mortgage-backed securities	4	7,680	310	-	-	-	4	7,680	310

Total	33	$101,820	$3,387	13	$38,546	$8,698	46	$140,366	$12,085

As of December 31, 2010

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	10	$37,360	$7,607	10	$37,360	$7,607

Municipal securities	85	67,411	2,750	21	19,773	1,592	106	87,184	4,342

Equity securities	-	-	-	1	130	8	1	130	8

Mortgage-backed securities

U.S. sponsored entities	21	87,741	1,524	-	-	-	21	87,741	1,524

Private label	-	-	-	3	3,914	164	3	3,914	164

Subtotal mortgage-backed securities	21	87,741	1,524	3	3,914	164	24	91,655	1,688

Total	106	$155,152	$4,274	35	$61,177	$9,371	141	$216,329	$13,645

The Company primarily invests in mortgage-backed securities, variable and fixed rate corporate bonds, municipal bonds, trust preferred securities, government bonds and to a lesser extent equity securities. The policy of the Company is to recognize an OTTI on equity securities where the fair value has been significantly below cost for three consecutive quarters. Declines in the fair value of the corporate bonds that can be attributed to specific adverse conditions affecting the credit quality of the investment would be recorded as OTTI losses and charged to earnings. In order to determine if a decline in fair value is other than temporary, the Company reviews corporate ratings of the investment, analyst reports and SEC filings of the issuers. For fixed maturity investments with unrealized losses due to interest rates where the Company expects to recover the entire amortized cost basis of the security, declines in value below cost are not assumed to be other than temporary. The Company reviews its position quarterly and has asserted that at December 31, 2011, the declines outlined in the above table represent temporary declines due to changes in interest rates and are not reflections of impairment in the credit quality of the securities. Additionally, the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis.

The Company reviews investment debt securities on an ongoing basis for the presence of OTTI with formal reviews performed quarterly. Credit–related OTTI losses on individual securities were recognized during 2011 in earnings while noncredit-related OTTI on securities not expected to be sold is recognized in AOCI. The credit-related OTTI recognized during 2011 and 2010 was $130,000 and $1.0 million, respectively and was related to securities having a book value of $2.1 million at December 31, 2011 and $2.3 million at December 31, 2010. The noncredit-related OTTI was $548,000 and $600,000 for 2011 and 2010, respectively.

The following table summarizes scheduled maturities of the Company's securities as of December 31, 2011, excluding equity securities which have no maturity dates:

(Dollar amounts in thousands)	Available for sale

	Weighted Average Yield	Amortized cost	Fair value
Due in one year or less	4.65%	$43,232	$43,644
Due from one year to five years	3.62%	106,858	107,452
Due from five to ten years	5.03%	102,525	106,384
Due after ten years	3.74%	837,128	870,533

	3.89%	$1,089,743	$1,128,013

For purposes of the maturity table, mortgage-backed securities, which are not due at a single maturity date, have been allocated over maturity groupings based on weighted-average contractual maturities of underlying collateral. The mortgage-backed securities may mature earlier than their weighted-average contractual maturities because of principal prepayments.

Securities, with carrying values of $206.4 million and $89.7 million as of December 31, 2011 and 2010, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans Receivable
3.	Loans Receivable

The following table summarizes the Company's loans receivable as of December 31:

(In thousands)	2011	2010
Mortgage loans:
Residential real estate
Single family	$312,723	$314,051
Multi family	32,370	30,091
Construction	45,363	48,687

Total residential real estate	390,456	392,829
Commercial real estate
Commercial	83,447	82,347
Construction	17,307	9,701

Total commercial real estate	100,754	92,048

Subtotal mortgage loans	491,210	484,877

Other loans:
Consumer loans
Home equity loans	72,493	71,645
Dealer auto and RV loans	47,039	50,781
Other loans	9,255	9,960

Total consumer loans	128,787	132,386
Commercial business	50,337	40,431

Subtotal other loans	179,124	172,817

Total loans receivable	670,334	657,694
Less:
Allowance for loan losses	6,537	6,547
Deferred loan fees and net discounts	(1,852)	(1,983)
Loans in process	16,728	12,243

Net loans receivable	648,921	640,887
Loans held for sale
Mortgage loans:
Residential - single family	$-	$80

At December 31, 2011, the Company conducted its business through 25 offices in Allegheny, Beaver, Butler and Lawrence counties in Pennsylvania which also serves as its primary lending area. Management does not believe it has significant concentrations of credit risk to any one group of borrowers given its underwriting and collateral requirements.

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, The Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: commercial business loans, commercial real estate loans, residential real estate loans and consumer loans. The Company sub-segments residential real estate loans into the following three classes: single family, construction and multi-family. Commercial real estate is sub-segmented into commercial and construction classes. The Company also sub-segments the consumer loan portfolio into the following three classes: home equity, dealer automobile and recreational vehicle (RV) and other consumer loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain qualitative factors are then added to the historical loss percentages to get the adjusted factor to be applied to non classified loans. The following qualitative factors are analyzed for each portfolio segment:

•	Levels of and trends in delinquencies and nonaccruals

•	Trends in volume and terms

•	Changes in lending policies and procedures

•	Volatility of losses within each risk category

•	Loans and Lending staff acquired through acquisition

•	Economic trends

•	Concentrations of credit

•	Experience depth and ability of management

These qualitative factors are reviewed each quarter and adjusted based upon relevant changes within the portfolio. During 2011, the qualitative factors for changes in levels of and trends in delinquencies were increased for commercial mortgages and decreased for residential mortgages, dealer automobile and RV loans. Changes in portfolio volumes in 2011 resulted in a reduction to the related factors for residential mortgages, multi-family residential mortgages and commercial loans. The changes in portfolio volumes resulted in an increase to the related factors for commercial mortgages. During 2011, the qualitative factors for volatility of portfolio losses were reduced for residential mortgages, dealer automobile and RV loans and consumer loans based upon a reduction in the calculated volatility.

In terms of the Corporation's loan portfolio, the commercial and industrial loans and commercial real estate loans are deemed to have more risk than the consumer real estate loans and other consumer loans in the portfolio. The commercial loans not secured by real estate are highly dependent on financial condition and are more dependent on economic conditions. The commercial loans secured by real estate are also dependent on economic conditions but generally have stronger forms of collateral. More recently, commercial real estate has been negatively impacted by devaluation so these commercial loans carry a higher qualitative factor for changes in the value of collateral. The commercial loans and commercial real estate loans have historically been responsible for the majority of the Corporation's delinquencies, non-accrual loans, and charge-offs so both of these categories carry higher qualitative factors than consumer real estate loans and other consumer loans. The Corporation has historically experienced very low levels of consumer real estate and consumer loan charge-offs so these qualitative factors are set lower than the commercial real estate and commercial and industrial loans.

Loans by Segment

The total allowance reflects management's estimate of loan losses inherent in the loan portfolio at the Statement of Financial Condition date. The Company considers the allowance for loan losses of $6.5 million adequate to cover loan losses inherent in the loan portfolio, at December 31, 2011. The following tables present by portfolio segment, the changes in the allowance for loan losses and the recorded investment in loans for the year ended December 31, 2011 and 2010:

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$784	$1,831	$1,125	$2,573	$234	$6,547
Charge-offs	187	-	476	709	2	1,374
Recoveries	25	-	160	49	-	234
Provision	-	125	275	655	75	1,130
Reallocations	(238)	486	(39)	(453)	244	-

Ending Balance	$384	$2,442	$1,045	$2,115	$551	$6,537

Ending balance: individually evaluated for impairment	$10	$1,489	$50	$-	$-	$1,549

Ending balance: collectively evaluated for impairment	$374	$953	$995	$2,115	$551	$4,988

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans Receivable:
Ending Balance	$50,337	$100,754	$128,787	$390,456	$-	$670,334

Ending balance: individually evaluated for impairment	$63	$14,023	$153	$1,364	$-	$15,603

Ending balance: collectively evaluated for impairment	$50,274	$86,731	$128,634	$389,092	$-	$654,731

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

As of December 31, 2010
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$864	$1,620	$1,093	$2,206	$244	$6,027
Charge-offs	58	168	583	177	-	986
Recoveries	1	-	98	3	-	102
Provision	365	350	464	225	-	1,404
Reallocations	(388)	29	53	316	(10)	-

Ending Balance	$784	$1,831	$1,125	$2,573	$234	$6,547

Ending balance: individually evaluated for impairment	$472	$839	$47	$-	$-	$1,358

Ending balance: collectively evaluated for impairment	$312	$992	$1,078	$2,573	$234	$5,189

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans Receivable:
Ending Balance	$40,431	$92,048	$132,386	$392,829	$-	$657,694

Ending balance: individually evaluated for impairment	$837	$8,432	$155	$-	$-	$9,424

Ending balance: collectively evaluated for impairment	$39,594	$83,616	$132,231	$392,829	$-	$648,270

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

The following is a summary of the changes in the allowance for loan losses:

(Dollar amounts in thousands)
Totals
Balance, January 1, 2009	$6,006
Provision for loan losses	912
Charge offs	(1,019)
Recoveries	128

Balance, December 31, 2009	6,027
Provision for loan losses	1,404
Charge offs	(986)
Recoveries	102

Balance, December 31, 2010	6,547
Provision for loan losses	1,130
Charge offs	(1,374)
Recoveries	234

Balance, December 31, 2011	$6,537

Credit Quality Information

The following tables represent credit exposures by internally assigned grades for year ended December 31, 2011. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company's internal credit risk grading system is based on experiences with similarly graded loans.

The Company's internally assigned grades are as follows:

Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard – loans that have a well-defined weakness based on objective evidence and be characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Multi - family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$32,370	$38,219	$67,119	$17,307	$50,232
Special Mention	-	7,144	2,319	-	57
Substandard	-	-	14,009	-	39
Doubtful	-	-	-	-	-
Loss	-	-	-	-	9

Ending Balance	$32,370	$45,363	$83,447	$17,307	$50,337

As of December 31, 2010
(Dollar amounts in thousands)
	Residential Real Estate Multi - family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$30,091	$41,302	$71,999	$9,701	$39,483
Special Mention	-	4,876	1,863	-	75
Substandard	-	2,509	8,485	-	403
Doubtful	-	-	-	-	-
Loss	-	-	-	-	470

Ending Balance	$30,091	$48,687	$82,347	$9,701	$40,431

The following tables present performing and nonperforming single family residential and consumer loans based on payment activity for the year ended December 31, 2011 and 2010. Payment activity is reviewed by management on a monthly basis to determine how loans are performing. Loans are considered to be nonperforming when they become 90 days delinquent.

Nonperforming loans also include certain loans that have been modified in TDRs where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period, generally six months.

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$310,263	$72,091	$46,907	$9,162
Nonperforming	2,460	402	132	93

Total	$312,723	$72,493	$47,039	$9,255

As of December 31, 2010
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$311,092	$71,011	$50,563	$9,889
Nonperforming	2,959	634	218	71

Total	$314,051	$71,645	$50,781	$9,960

Non-performing loans, which include non-accrual loans and TDRs, were $13.4 million and $13.2 million at December 31, 2011 and 2010, respectively. The TDRs amounted to $7.8 million and $7.5 million at December 31, 2011 and 2010, respectively.

For non-performing loans, the interest income that would have been recorded under the original terms of such loans and the interest income actually recognized for the years ended December 31 are summarized below:

(Dollar amounts in thousands)
	2011	2010	2009
Interest income that would have been recorded	$858	$1,055	$294
Interest income recognized	728	781	140

Interest income foregone	$130	$274	$154

The Company is not committed to lend additional funds to debtors whose loans are on non-accrual status.

Age Analysis of Past Due Loans Receivable by Class

The following tables include an aging analysis of the investment of past due loans receivable as of December 31, 2011 and 2010:

As of December 31, 2011
(Dollar amounts in thousands)
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$464	$2,933	$2,460	$5,857	$306,866	$312,723	$-
Construction	-	-	-	-	45,363	45,363	-
Multi-family	-	-	-	-	32,370	32,370	-
Commercial Real Estate
Commercial	48	1,507	2,629	4,184	79,263	83,447	-
Construction	-	-	-	-	17,307	17,307	-
Consumer
Consumer - home equity	143	9	249	401	72,092	72,493	-
Consumer - dealer auto and RV	698	101	132	931	46,108	47,039	-
Consumer - other	98	23	93	214	9,041	9,255	-
Commercial	59	-	54	113	50,224	50,337	-

Total	$1,510	$4,573	$5,617	$11,700	$658,634	$670,334	$-

As of December 31, 2010
(Dollar amounts in thousands)
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$2,440	$879	$2,959	$6,278	$307,773	$314,051	$-
Construction	-	2,431	13	2,444	46,243	48,687	-
Multi-family	-	-	-	-	30,091	30,091	-
Commercial Real Estate
Commercial	133	48	1,106	1,287	81,060	82,347	-
Construction	-	-	-	-	9,701	9,701	-
Consumer
Consumer - home equity	181	58	479	718	70,927	71,645	-
Consumer - dealer auto and RV	872	219	218	1,309	49,472	50,781	-
Consumer - other	48	83	71	202	9,758	9,960	-
Commercial	26	-	837	863	39,568	40,431	-

Total	$3,700	$3,718	$5,683	$13,101	$644,593	$657,694	$-

Impaired Loans

Management considers commercial loans and commercial real estate loans which are 90 days or more past due to be impaired. Larger commercial loans and commercial real estate loans which are 60 days or more past due are selected for impairment testing in accordance with GAAP. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the fair value of the impaired loan is less than the recorded investment in the loan, impairment is recognized through a provision for loan loss estimate or a charge-off to the allowance for loan losses.

The following table is a summary of the loans considered to be impaired as of December 31:

(Dollar amounts in thousands)
	2011	2010	2009
Impaired loans with an allocated allowance	$8,632	$8,117	$790
Impaired loans without an allocated allowance	6,971	1,307	357

Total impaired loans	$15,603	$9,424	$1,147

Allocated allowance on impaired loans	$1,549	$1,358	$108
Portion of impaired loans on non-accrual	15,603	9,424	1,147
Average impaired loans	10,445	2,224	899
Income recognized on impaired loans	929	656	50

The Company collectively reviews all residential real estate and consumer loans for impairment.

The following tables include the recorded investment and unpaid principal balances for impaired loans receivable as of December 31, 2011 and 2010 with the associated allowance for loan losses amount, if applicable.

As of December 31, 2011
(Dollar amounts in thousands)
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate Commercial real estate	$5,568	$5,675	$-	$1,416	$302
Commercial business loans	39	39	-	68	10
Residential loans	1,364	1,364	-	1,207	61
With an allowance recorded:
Commercial real estate
Commercial real estate	8,454	8,454	1,489	7,478	544
Consumer loans Home equity	153	153	50	154	9
Commercial business loans	25	25	10	122	3
Total:
Commercial Real Estate	14,023	14,023	1,489	8,894	846
Consumer	153	153	50	154	9
Residential	1,364	1,364	-	1,207	61
Commercial	63	63	10	190	13

(Dollar amounts in thousands)

As of December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate Commercial real estate	$1,162	$1,269	$-	$732	$57
Commercial business loans	145	192	-	195	4
With an allowance recorded:
Commercial real estate Commercial real estate	7,270	7,270	839	1,198	564
Consumer loans Home equity	155	155	47	24	10
Commercial business loans	692	692	472	75	21
Total:
Commercial Real Estate	8,432	8,539	839	1,930	621
Consumer	155	155	47	24	10
Commercial	837	884	472	270	25

Nonaccrual Loans

Loans are considered nonaccrual upon reaching 90 days delinquency, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed in nonaccrual status, previously accrued but unpaid interest is deducted from interest income.

The following table sets forth the loans receivable on nonaccrual status as of December 31, 2011 and December 31, 2010. The balances are presented by class of loans.

(Dollar amounts in thousands)
	2011	2010
Commercial	$54	$837
Commercial Real Estate	10,237	8,432
Consumer
Consumer - Home Equity	402	634
Consumer - Dealer auto and RV	132	218
Consumer - other	93	71
Residential	2,460	2,959

Total	$13,378	$13,151

Modifications

The Company's loan portfolio also includes TDR's, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period, generally six months.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan's classification at origination.

The following table includes the recorded investment and number of modifications for modified loans, as of December 31, 2011. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

(Dollar amounts in thousands)
2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial Real Estate	3	$7,368	$7,528
Troubled Debt Restructurings
That Subsequently Defaulted	-	-	-
Troubled Debt Restructurings Commercial Real Estate	-	-	-

Investment Required By Regulation	12 Months Ended
Dec. 31, 2011
Investment Required By Regulation [Abstract]
Investment Required By Regulation
4.	Investment Required by Regulation

The Company's subsidiary bank is a member of the FHLB System. As a member, the Bank maintains an investment in the capital stock of the FHLB of Pittsburgh, at cost, in an amount not less than 1.0% of the unpaid principal balances of residential mortgage loans, 0.3% of total assets or approximately 5.0% of outstanding advances, if any due to the FHLB, whichever is greater, as calculated periodically by the FHLB. Purchases and redemptions of FHLB stock are made directly with the FHLB at par. In 2008, the FHLB suspended both the payment of dividends and the repurchase of excess capital stock. During the fourth quarter of 2010, the FHLB partially lifted the suspension with a limited repurchase of excess stock.

No dividends were paid in 2011 or 2010, however recently the FHLB declared a dividend equal to an annual yield of 0.10% on the Company's average balances during the fourth quarter of 2011. The dividend suspension remains in effect and no dividends were paid in 2011 or 2010. This repurchase restriction could result in the Bank's investment in FHLB stock being greater than 5.0% of its outstanding notes payable to the FHLB.

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment
5.	Premises and Equipment

Premises and equipment at December 31, are summarized by major classification as follows:

(Dollar amounts in thousands)	2011	2010
Land	$3,426	$3,236
Buildings and improvements	20,671	19,177
Leasehold improvements	765	762
Furniture, fixtures and equipment	8,494	8,068

	33,356	31,243
Less accumulated depreciation and amortization	18,285	17,361

	$15,071	$13,882

Depreciation expense for the years December 31, 2011, 2010 and 2009 was $962,000, $1.1 million and $902,000, respectively.

The Company is obligated under non-cancelable long term operating lease agreements for certain branch offices. These lease agreements, each having renewal options and none expiring later than 2019, have approximate aggregate rentals of $75,000, $75,000, $77,000, $75,000, $50,000 and $129,000 for the years ended December 31, 2012, 2013, 2014, 2015, 2016 and thereafter, respectively. Rent expense for the years ended December 31, 2011, 2010 and 2009 was $85,000, $115,000 and $126,000, respectively.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
6.	Deposits

The following table summarizes the Company's deposits as of December 31:

(Dollar amounts in thousands)	2011		2010

Type of accounts	Amount	%	Amount	%
Noninterest-bearing deposits	$95,691	8.3%	$84,272	8.3%
NOW account deposits	208,975	18.1%	128,020	12.6%
Money Market deposits	34,484	3.0%	32,759	3.2%
Passbook account deposits	153,644	13.3%	136,730	13.6%
Time deposits	663,616	57.3%	630,864	62.3%

	$1,156,410	100.0%	$1,012,645	100.0%

Time deposits mature as follows:

Within one year	$387,857	58.5%	$410,474	65.1%
After one year through two years	118,470	17.9%	96,689	15.3%
After two years through three years	81,282	12.2%	62,428	9.9%
After three years through four years	33,395	5.0%	28,949	4.6%
After four years through five years	37,235	5.6%	28,384	4.5%
Thereafter	5,377	0.8%	3,940	0.6%

	$663,616	100.0%	$630,864	100.0%

The Company had a total of $246.6 million and $198.6 million in time deposits of $100,000 or more at December 31, 2011 and 2010, respectively.

Interest expense by type of deposit account for the year ended December 31 is as follows:

(Dollar amounts in thousands)	2011	2010	2009

NOW account deposits	$556	$454	$296

Money Market deposits	103	127	122

Passbook account deposits	372	400	343

Time deposits	10,923	13,289	17,035

	$11,954	$14,270	$17,796

Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds
7.	Borrowed Funds

Borrowed funds, which include FHLB advances, repurchase agreements, ESOP borrowings, corporate borrowings and treasury tax and loan notes payable, as of December 31, are summarized as follows:

(Dollar amounts in thousands)	2011		2010
	Weighted average rate	Amount	Weighted average rate	Amount

FHLB advances:
Due within 12 months	2.80%	$30,684	2.87%	$71,866
Due beyond 12 months but within 2 years	3.62%	72,647	2.80%	30,684
Due beyond 2 years but within 3 years	2.88%	71,392	3.62%	72,647
Due beyond 3 years but within 4 years	3.36%	14,613	2.89%	90,066
Due beyond 4 years but within 5 years	2.15%	8,019	3.36%	14,613
Due beyond 5 years	3.61%	10,000	3.63%	10,564

		$207,355		$290,440

Repurchase agreements:
Due within 12 months	3.12%	$93,000	1.61%	$38,000
Due beyond 12 months but within 2 years	3.30%	130,000	3.74%	75,000
Due beyond 2 years but within 3 years	3.07%	40,000	3.30%	130,000
Due beyond 3 years but within 4 years	4.12%	10,000	3.07%	40,000
Due beyond 4 years but within 5 years	-	-	4.12%	10,000
Due beyond 5 years	4.42%	70,000	4.42%	70,000

		$343,000		$363,000

Other borrowings:

ESOP borrowings
Due within 12 months	4.68%	$1,000	-	$-
Due beyond 12 months but within 2 years	4.68%	1,000	-	-
Due beyond 2 years but within 3 years	4.68%	1,000	-	-
Due beyond 3 years but within 4 years	4.68%	1,000	-	-
Due beyond 4 years but within 5 years	4.68%	250	-	-

		$4,250		$-

Corporate borrowings
Due within 12 months	6.30%	$1,400	6.30%	$1,400
Due beyond 12 months but within 2 years	6.30%	1,400	6.30%	1,400
Due beyond 2 years but within 3 years	6.30%	1,400	6.30%	1,400
Due beyond 3 years but within 4 years	-	-	6.30%	1,400
Due beyond 4 years but within 5 years	-	-	6.30%	5,600

		$4,200		$11,200

Treasury tax and loan note payable
Due within 12 months	-	$-	-	$191

Borrowings for joint ventures
Due beyond 2 years but within 3 years	3.75%	$1,762	3.75%	$4,232

Junior subordinated notes
Due beyond 5 years	2.56%	$46,393	5.44%	$46,393

Included in the $207.4 million of FHLB advances at December 31, 2011 are $20.0 million in structured advances in which the rate is fixed for four years, and after four years on a specified date, the FHLB has the one time right (European Call) to call the advance. If the FHLB does not call these advances on the specified date, the rate remains the same for the remaining term. Should these advances be called, the Company has the right to pay off the advances without penalty. The Company also has $50.0 million in structured advances with imbedded caps at various strike rates based on the 3 month LIBOR rate. If during the term of the advance, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured advance is reduced by the difference between the rate and the strike rate.

FHLB advances are secured by FHLB stock, qualifying residential mortgage loans and mortgage-backed securities to the extent that the fair value of such pledged collateral must be at least equal to the advances outstanding. At December 31, 2011 the Company had a maximum borrowing capacity with the FHLB of $344.7 million, with $126.3 million available for use.

Included in the $343.0 million of repurchase agreements (REPOs) are $30.0 million in structured REPOs with imbedded caps at various strike rates based on the 3 month LIBOR rate. If during the term of the REPO, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured REPO is reduced by the difference between the rate and the strike rate. In addition, the Company has $25.0 million in structured REPOs with double, or $50.0 million notional amount of imbedded caps, at a strike rate of 3.75% based on the 3 month LIBOR rate. The terms and conditions of these structured REPOs are that the rate is fixed for five years and after 5 years, on a specified date the counterparty has the one time right (European Call) to call the REPO. If the counterparty does not call the REPO on the specified date, the rate remains the same for the remaining five years. These structured REPOs also include a double imbedded cap for the first five year period with a strike rate to the 3 month LIBOR rate. If during the first five years, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured REPO is reduced by two times the difference between the rate and the strike rate. At no point shall the interest rate on these structured REPOs with imbedded caps be less than zero.

Also included in the $343.0 million of REPOs is a $25.0 million structured REPO in which the Company pays a fixed rate of interest. At the reset date and every quarterly period thereafter, the counterparty has the right to terminate the transaction. In addition, the Company has $30.0 million in structured REPOs in which the rate is fixed for four years, and after four years on a specified date, the counterparty has the one time right (European Call) to call the REPO. If the counterparty does not call the REPO on the specified date, the rate remains the same for the remaining term. It has historically been the Company's position to pay off any borrowings and replace them with fixed rate funding if converted by the counterparty.

The Company enters into sales of securities under agreements to repurchase. Such REPO's are treated as borrowed funds. The dollar amount of the securities underlying the agreements remains in their respective asset accounts.

REPO's are collateralized by various securities that are either held in safekeeping at the FHLB or delivered to the dealer who arranged the transaction and the Company maintains control of these securities.

The market value of such securities exceeded the amortized cost of the securities sold under agreements to repurchase. The market value of the securities as of December 31, 2011 was $402.1 million with an amortized cost of $375.0 million. The market value of the securities as of December 31, 2010 was $426.7 million with an amortized cost of $400.8 million. The average maturity date of the mortgage backed securities sold under agreements to repurchase was greater than 90 days for the years ended December 31, 2011 and December 31, 2010.

As of December 31, 2011 and December 31, 2010, the Company had REPO's with Citigroup of $145.0 million and $155.0 million respectively, Barclays Capital of $70.0 million and $70.0 million, respectively, Credit Suisse of $93.0 million and $103.0 million, respectively, PNC Bank of $5.0 million and $5.0 million, respectively and Morgan Stanley of $30.0 million and $30.0 million, respectively.

As of December 31, 2011, the REPO's with Citigroup had $17.7 million at risk (where the market value of the securities exceeds the borrowing), with a weighted average maturity of 25 months, Barclays Capital had $7.7 million at risk with a weighted average maturity of 34 months, Credit Suisse had $13.4 million at risk with a weighted average maturity of 29 months, PNC Bank had $1.2 million at risk with a weighted average maturity of 3 months and Morgan Stanley had $2.4 million at risk with a weighted average maturity of 25 months.

Borrowings under repurchase agreements averaged $356.8 million, $359.7 million and $344.4 million during 2011, 2010 and 2009, respectively. The maximum amount outstanding at any month-end was $368.0 million, $363.0 million and $366.0 million during 2011, 2010 and 2009, respectively.

The Company, through ESB, has an agreement with the Federal Reserve Bank of Cleveland whereby ESB was an authorized treasury tax loan depository at the end of 2010. Under the terms of the note agreement, funds deposited to the Company's treasury tax and loan account (limited to $150,000 per deposit) accrue interest at a rate of 0.25% below the overnight federal funds rate. During 2011, the Federal Reserve discontinued this program and debits the customer accounts directly for treasury tax loans. The treasury tax loan deposit balance was $0 and $191,000 at December 31, 2011 and December 31, 2010, respectively.

On April 10, 2003, ESB Capital Trust II (Trust II), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $10.0 million variable rate preferred securities with a stated value and liquidation preference of $1,000 per share. The Company purchased $310,000 of common securities of Trust II. The preferred securities reset quarterly to equal the three month LIBOR index plus 3.25%. Trust II's obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by the Trust II to invest in $10.3 million of variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of the Trust II. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of April 24, 2033, on or after April 24, 2008, at the redemption price, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated April 10, 2003, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. The Company had no unamortized deferred debt issuance costs associated with the preferred securities at December 31, 2011 and 2010. On July 23, 2008 the Company redeemed $5.0 million of the preferred securities of ESB Capital Trust II with proceeds from a $14.0 million loan with First Tennessee Bank, National Association ("First Tennessee"), with a fixed interest rate of 6.30%. The remainder of the First Tennessee loan was used to repay an existing loan with First Tennessee with a remaining balance of $9.0 million, which had an interest rate of 5.55% and was due on December 31, 2008.

On December 17, 2003, ESB Statutory Trust (Trust III), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $5.0 million variable rate preferred securities with a stated value and liquidation preference of $1,000 per share. The Company purchased $155,000 of common securities of Trust III. The preferred securities reset quarterly to equal the three month LIBOR Index plus 2.95%. Trust III's obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by Trust III to invest in $5.2 million of variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of Trust III. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of December 17, 2033, on or after December 17, 2008, at the redemption price, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated December 17, 2003, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. There were no unamortized deferred debt issuance costs associated with the preferred securities at December 31, 2011 and 2010.

On February 10, 2005, ESB Capital Trust IV (Trust IV), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $35.0 million fixed/variable rate preferred securities. The Company purchased $1.1 million of common securities of Trust IV. The preferred securities are fixed at a rate of 6.03% for six years and then are variable with a quarterly reset equal to the three month LIBOR index plus 1.82%. The preferred securities have a stated maturity of thirty years. Trust IV's obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by Trust IV to invest in $36.1 million of fixed/variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of Trust IV. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of February 10, 2035, on or after February 10, 2011, at the redemption price, which is equal to the liquidation amount, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated February 10, 2005, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. The issuance of these preferred securities did not have any deferred debt issuance costs associated with it.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
8.	Income Taxes

The provision for income taxes for the years ended December 31, is comprised of the following:

(Dollar amounts in thousands)	2011	2010	2009

Current expense:
Federal	$5,170	$3,951	$3,442
State	31	(21)	41

	5,201	3,930	3,483
Deferred benefit:
Federal	(1,758)	(394)	(1,026)
State	(63)	17	(75)

	$3,380	$3,553	$2,382

In addition to income taxes applicable to income before taxes in the consolidated statements of operations, the following income tax amounts were recorded to stockholders' equity during the years ended December 31:

(Dollar amounts in thousands)	2011	2010	2009

Net loss (gain) on securities available for sale	$(4,350)	$2,497	$(8,307)
Net loss (gain) on fair value adjustment on derivatives	965	1,043	(72)
Net unrecognized pension cost	15	(63)	33
Compensation expense for tax purposes in excess of amounts recognized for financial statement purposes	55	74	166

	$(3,315)	$3,551	$(8,180)

The tax effects of temporary differences between the financial reporting basis and income tax basis of assets and liabilities that are included in the net deferred tax asset as of December 31, relate to the following:

(Dollar amounts in thousands)	2011	2010
Deferred tax assets:
Allowances for losses on loans and real estate owned	$2,309	$2,238
General business credit	217	897
Minimum tax credit carry forward	3,880	3,880
Writedown of debt	1,334	1,157
Real estate acquired through foreclosure, net	336	99
State net operating loss carryover	601	481
Defined benefit plans	311	296
Mortgage servicing rights	2	2
Investment in joint ventures	1,225	712
Interest rate swaps	1,936	971
Other	1,856	1,461

Total gross deferred tax assets	14,007	12,194
Less state valuation allowance	245	188

Deferred tax assets after valuation allowance	13,762	12,006

Deferred tax liabilities:
Investment in securities available for sale	13,516	9,166
Accretion of discounts	47	59
Core deposit intangible	189	296
Purchase price adjustments	105	131
Other	282	202

Gross deferred tax liabilities	14,139	9,854

Net deferred tax (liability) asset	$(377)	$2,152

As of December 31, 2011 and 2010, the Company determined that it was not required to establish a valuation allowance for federal deferred tax assets since it is more likely than not that the deferred tax asset will be realized through carry-back to taxable income in prior years, future reversals of existing taxable temporary differences and, to a lesser extent, future taxable income.

The general business credit of $217,000 will be available to reduce future federal income tax up to the year 2031. The alternative minimum tax credit of $3.9 million is available to reduce future regular income taxes over an indefinite period.

A portion of the deferred tax assets relating to state net operating loss carryforwards were recorded as part of the purchase price allocation of the acquisition of PHSB Financial Corporation and its wholly owned subsidiary Peoples Home Savings Bank during 2005. The state net operating loss carryforward of $3.6 million expires in 2024. This net operating loss was generated by PHSB Financial Corporation in its final tax return. The Company created an additional state deferred tax asset relating to write-downs taken at the Company's joint venture projects. The Company did establish a partial valuation allowance for this asset since it is more likely than not that a portion of the deferred tax asset will not be realized through future taxable income. At December 31, 2011 and 2010, the valuation allowance for state deferred tax assets was $245,000 and $188,000, respectively.

A reconciliation between the provision for income taxes and the amount computed by multiplying operating results before income taxes by the statutory federal income tax rate of 35% for the years ended December 31, 2011 and 2010 and of 34% for the year ended December 31, 2009 is as follows:

	2011	2010	2009

Tax at statutory rate	35.0%	35.0%	34.0%
(Decrease) increase resulting from:
Tax free income, net of interest disallowance	(12.6%)	(11.6%)	(12.8%)
State income taxes, net of Federal income tax benefit	0.1%	(0.1%)	0.2%
Earnings of BOLI	(1.3%)	(1.4%)	(2.1%)
Other, net	(2.7%)	(2.0%)	(2.8%)

Effective rate	18.5%	19.9%	16.5%

The Company and its subsidiaries file a consolidated federal income tax return. Prior to 1996, the Bank was permitted under the Internal Revenue Code to deduct an annual addition to a reserve for bad debts in determining taxable income, subject to certain limitations. Subsequent to 1995, the Bank's bad debt deduction is based on actual net charge-offs. Bad debt deductions for income tax purposes are included in taxable income of later years only if the Bank's base year bad debt reserve is used subsequently for purposes other than to absorb bad debt losses. Because the Bank does not intend to use the reserve for purposes other than to absorb losses, no deferred income taxes have been provided prior to 1987. Retained earnings at December 31, 2010 (the most recent date for which a tax return has been filed) include approximately $17.7 million, representing such bad debt deductions for which no deferred income taxes have been provided.

GAAP prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. Guidance is also provided on the accounting for and disclosure of unrecognized tax benefits, interest and penalties.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations. The Company's federal and state income tax returns for taxable years through December 31, 2007 have been closed for purposes of examination by the IRS and the Pennsylvania Department of Revenue.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
9.	Employee Benefit Plans

Retirement Savings Plan

The Company has a defined contribution employee retirement plan for the benefit of substantially all employees. The plan provides for regular employer payments that match each participating employee's contribution to their individual tax-deferred retirement account. Employees can contribute up to 100% of their compensation, less required deductions, to the plan and the Company matches 100% of the first 1% and 50% of the remaining 2% through 6% of employee contributions in stock of the Company. The Company contributed $286,000, $272,000 and $268,000 to the plan during 2011, 2010 and 2009, respectively.

Employee Stock Ownership Plan

The Company has a tax qualified Employee Stock Ownership Plan (ESOP) for the benefit of its employees. Employees begin to participate in the plan January 1 of the year following their date of hire. Participants become 25% vested in their accounts after two years of service, 50% after three years of service, 75% after four years of service and 100% after five years of service or, if earlier, upon death, disability or attainment of normal retirement age.

The purchase of shares of the Company's stock by the ESOP is funded by a loan and contributions from the Company, through the Bank. Unreleased ESOP shares collateralize the loan payable and the cost of these shares is recorded as a contra-equity account in stockholders' equity of the Company. The ESOP's loan payable bears a weighted-average interest rate of 4.68% and matures in 2016. Shares released as debt payments are made by the ESOP to the loan. The ESOP's sources of repayment of the loans can include dividends, if any, on the unallocated stock held by the ESOP and discretionary contributions from the Company to the ESOP and earnings thereon.

Dividends received on unallocated ESOP shares during 2011, 2010 and 2009 amounted to $111,622, $22,305 and $53,241, respectively. All of the unallocated dividends were used for debt service on the loan. The Company contributed $1.3 million, $1.1 million and $1.1 million for each of the years ended December 31, 2011, 2010 and 2009. The ESOP incurred interest on the loan of $205,562, $23,000 and $81,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Compensation is recognized under the shares released method and compensation expense is equal to the fair value of the shares committed to be released and unallocated ESOP shares are excluded from outstanding shares for purposes of computing EPS.

During 2011, 2010 and 2009, the Company recognized compensation expense related to the ESOP of $1.3 million, $1.2 million and $1.1 million, respectively.

As of December 31, 2011 and 2010, the ESOP held a total of 2,111,061 and 1,656,868 shares, respectively, of the Company's stock and there were 329,656 and 0 unallocated shares, respectively, with a fair value of $4,638,260 and $0, respectively. During 2011 and 2010, 64,303 and 74,349 shares were released for allocation, respectively. During 2011, 2010 and 2009, 43,697, 15,651 and 11,662 additional shares were purchased by the Company to be released for allocation at a cost of $504,000, $189,000 and $123,000, respectively. These amounts were included in the Company's compensation expense related to the ESOP.

Stock Option Plans

The Company maintains various stock option plans (Option Plans), which provide for the grant of stock options to directors, officers and other key employees. The Option Plans provide for the grant of both incentive stock options and compensatory stock options. Stock options are granted at an exercise price equal to the market price at the date of grant, the options vest over a specified time and are exercisable on the date they vest and have a maximum term of ten years. These terms are discretionary. Stock option activities under the Option Plans for the years ended December 31 are as follows:

	2011		2010		2009

	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share
Outstanding at beginning of year	1,001,175	$10.23	972,326	$9.54	1,069,193	$8.71
Granted	117,722	13.19	151,956	12.42	149,676	9.62
Exercised	(121,945)	8.81	(93,827)	7.60	(174,754)	5.96
Forfeited	(78,348)	9.22	(29,280)	6.92	(71,789)	6.05

Outstanding at end of year	918,604	10.89	1,001,175	10.23	972,326	9.54

Exercisable at end of year	661,538	$10.53	731,438	$10.08	662,938	$9.79

The following table summarizes certain characteristics of issued stock options as of December 31, 2011:

Year Issued	Options Outstanding	Exercise Price	Average Remaining Contractual Life (in years)
2002	41,509	$9.03	0.9
2003	84,816	12.80	1.9
2004	92,892	12.09	2.9
2005	70,432	10.17	3.3
2005	16,632	10.33	3.3
2006	60,084	8.96	4.9
2007	65,859	8.43	5.9
2008	78,618	8.59	6.9
2009	139,560	9.62	7.9
2010	150,480	12.42	8.9
2011	117,722	13.19	9.9

	918,604	$10.89	6.1

Management Recognition Plan and Restricted Stock Plan

In connection with previous acquisitions, the Company acquired shares of stock held in trust for potential future distribution to management and key employees for compensation purposes. As of December 31, 2011, there were 14,281 shares held in the Management Recognition Plan (MRP) trust.

In May 2004, the Company awarded 31,450 shares to eligible individuals, 4,820 shares vested on the date of the grant, 23,225 shares subsequently vested and 3,405 shares have been forfeited. The price on the grant date was $12.81 and the fair value of the shares was approximately $403,000.

In May 2005, the Company awarded 700 shares to eligible individuals, 75 shares vested on the date of the grant and 625 shares subsequently vested. The price on the grant date was $13.25 and the fair value of the shares was approximately $10,000.

In November 2011, the Company awarded 15,865 shares to eligible individuals, 1,584 shares vested on the date of the grant and the remaining 14,281 shares will vest over a scheduled vesting period ending in 2020.

In November 2011, the Company awarded 74,135 shares, from the restricted stock plan (RSP), to eligible individuals, 7,416 shares vested on the date of the grant and the remaining 66,719 shares will vest over a scheduled vesting period ending in 2020. Upon vesting the shares will be awarded to the individuals.

Compensation expense, related to the MRP, recognized in 2011, 2010 and 2009 was $37,000, $35,000 and $35,000, respectively. The Company is expected to recognize compensation expense of $21,000, $21,000, $21,000, $21,000, $21,000 and $84,000 for the years 2012, 2013, 2014, 2015, 2016 and thereafter.

Compensation expense, related to the RSP, recognized in 2011 was $106,000. The Company is expected to recognize compensation expense of $74,000, $77,000, $80,000, $83,000, $86,000 and $361,000 respectively for the years 2012, 2013, 2014, 2015, 2016 and thereafter.

The following is a summary of the changes in the stock for the MRP and RSP during the year ended December 31, 2011:

Shares
Nonvested restricted stock as of January 1, 2009	8,275
Granted	-
Vested	(2,760)
Forfeited	-

Nonvested restricted stock as of December 31, 2009	5,515
Granted	-
Vested	(2,760)
Forfeited	-

Nonvested restricted stock as of December 31, 2010	2,755
Granted	90,000
Vested	(11,630)
Forfeited	(125)

Nonvested restricted stock as of December 31, 2011	81,000

Excess Benefit Plan

The Company has adopted an excess benefit plan for the purpose of permitting an executive officer and any other employees of the Company who may be designated pursuant to the plan, to receive certain benefits that the executive officer and any other employees of the Company otherwise would be eligible to receive under the Company's retirement and profit sharing plan and ESOP but for the limitations set forth in Section 401(a)(17), 402(g) and 415 of the Internal Revenue Code of 1986, as amended (the "Code"). Pursuant to the excess benefit plan, during any plan year the Company shall make matching contributions on behalf of the participant in an amount equal to the amount of matching contributions that would have been made by the Company on behalf of the participant but for limitations in the Code, less the actual amount of matching contributions actually made by the Company on behalf of the participant. Finally, the excess benefit plan generally provides that during any plan year a participant shall receive a supplemental ESOP allocation in an amount equal to the amount which would have been allocated to the participant but for limitations in the Code, less the amount actually allocated to the participant pursuant to the ESOP. The supplemental benefits to be received by a participant pursuant to the excess benefit plan shall be credited to an account maintained pursuant to the plan within 180 days after the end of each plan year. In connection with its adoption of the excess benefit plan, the Company established a trust which currently holds 68,063 shares of common stock to fund its obligation under the excess benefit plan.

Supplemental Executive Retirement Plan and Directors' Retirement Plan

The Company has adopted a Supplemental Executive Benefit Plan (SERP) in order to provide supplemental retirement and death benefits for certain key employees of the Company. Under the SERP, participants shall receive an annual retirement benefit following retirement at age 65 equal to 25% of the participant's final average pay multiplied by a target retirement benefit percentage. Final average pay is based upon the participant's last three year's compensation and the target benefit percentage is equal to the fraction resulting from the participant's years of credited service divided by 20, this targeted percentage is capped at 100%. Benefits under the plan are payable in ten equal annual payments and a lesser benefit is payable upon early retirement at age 50 with at least twelve years of service. If a participant dies prior to retirement, the participant's estate will receive a lump sum payment equal to the net present value of future benefit payments under the plan. At December 31, 2011, the participants in the plan had credited service under the SERP ranging from 21 to 33 years.

The Company and the Bank have adopted the ESB Financial Corporation Directors' Retirement Plan and entered into director retirement agreements with each director of the Company and the Bank. The plan provides that any retiring director with a minimum of five or more years of service with the Company or the Bank and a minimum of 10 total years of service, including years of service with any bank acquired by the Company or the Bank, that remains in continuous service as a board member until age 75 will be entitled to receive an annual retirement benefit equal to his or her director's fees earned during the last full calendar year prior to his or her retirement date, multiplied by a ratio, ranging from 25% to 80%, based on the director's total years of service. The maximum ratio of 80% of fees requires 20 or more years of service and the minimum ratio of 25% of fees requires 10 years of service. Retirement benefits may also be payable under the plan if a director retires from service as a director prior to attaining age 75. During 2011, three directors received monthly benefits under the plan.

The following table sets forth the obligation and funded status as of December 31:

(Dollar amounts in thousands)	Directors' Retirement Plan		SERP
	2011	2010	2011	2010

Change in benefit obligation
Benefit obligation at beginning of year	$843	$880	$2,365	$2,279
Service Cost	5	25	64	60
Interest Cost	41	45	123	124
Actuarial losses (gains)	16	11	211	(13)
Benefits paid	(76)	(118)	(85)	(85)

Benefit obligation at end of year	829	843	2,678	2,365

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-	-
Employer contributions	76	118	85	85
Benefits paid	(76)	(118)	(85)	(85)

Fair value of plan assets at end of year	-	-	-	-

Funded Status	$(829)	$(843)	$(2,678)	$(2,365)

Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	$36	$25	$408	$307
Prior service cost	22	79	-	-
Transition obligation	-	-	136	163

Total	$58	$104	$544	$470

The accumulated benefit obligation for the director's retirement plan was $791,000 and $795,000 at December 31, 2011 and 2010, respectively and for the SERP were $2.4 million and $2.1 million at December 31, 2011 and 2010, respectively.

The components of net periodic benefit cost and other amounts recognized in AOCI at December 31, are as follows:

(Dollar amounts in thousands)	Directors' Retirement Plan			SERP
	2011	2010	2009	2011	2010	2009

Net Periodic Pension Cost
Service cost	$5	$25	$28	$64	$60	$49
Interest cost	41	45	46	123	124	105
Amortization of transition obligation	-	-	-	41	41	41
Amortization of net loss	-	-	-	55	57	30
Amortization of prior service cost	87	87	87	-	-	-

Net periodic pension cost	$133	$157	$161	$283	$282	$225

Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income
Net actuarial loss/ (gain)	$11	$7	$(5)	$101	$(46)	$154
Amortization of transition obligation	-	-	-	(27)	(27)	(27)
Amortization of prior service cost	(57)	(57)	(57)	-	-	-

Total recognized in other comprehensive income	$(46)	$(50)	$(62)	$74	$(73)	$127

The estimated net loss, transition obligation and prior service cost for the director's retirement plan and SERP plans that will be amortized from AOCI into net periodic benefit cost over the next fiscal year are approximately $57,000 and $81,000, respectively.

The weighted average assumptions used to determine benefit obligations and net periodic pension cost at the measurement dates were as follows:

	Directors' Retirement Plan		SERP
	2011	2010	2011	2010

Discount rate	5.25%	5.50%	5.25%	5.50%
Rate of compensation increase	2.50%	2.50%	4.00%	4.00%

At December 31, 2011, the projected benefit payments for the director's retirement plan were $129,000, $123,000, $155,000, $123,000, $123,000 and $152,000 for years 2012, 2013, 2014, 2015, 2016 and thereafter, respectively. At December 31, 2011, the projected benefit payments for the SERP were $85,000, $85,000, $85,000, $85,000, $85,000 and $4.9 million for years 2012, 2013, 2014, 2015, 2016 and thereafter. The projected payments were calculated using the same assumptions as those used to calculate the benefit obligations listed above.

Other Comprehensive Income (loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (loss) [Abstract]
Other Comprehensive Income (loss)
10.	Other Comprehensive Income (loss)

The Company has developed the following table which includes the tax effects of the components of other comprehensive income (loss). Other comprehensive income (loss) consists mainly of net unrealized gain (loss) on securities available for sale and the net fair value adjustment on derivatives. Other comprehensive income (loss) and related tax effects for the years ended December 31 consists of:

(Dollar amounts in thousands)	2011	2010	2009
Net income before noncontrolling interest:	$15,821	$14,664	$11,665
Other comprehensive income (loss)—net of tax (benefit) expense
Fair value adjustment on securities available for sale, net of tax expense (benefit) of $4,299 in 2011, ($3,010) in 2010 and $8,180 in 2009	7,983	(5,843)	15,878
Securities (gains) losses reclassified into earnings, net of tax benefit (expense) of ($172) in 2011, $421 in 2010 and $126 in 2009	(319)	818	245
Noncredit related security losses, net of tax benefit of $192 in 2011 and $204 in 2010	(356)	(396)	-
Pension and postretirement amortization, net of tax expense of $64 in 2011, $63 in 2010 and $54 in 2009	119	122	104
Adjustment to minimum pension liability of the SERP plan, net of tax (benefit) expense of ($79) in 2011, $1 in 2010 and ($87) in 2009.	(147)	1	(169)
Fair value adjustment on derivatives, net of tax (benefit) expense ($921) in 2011, ($1,044) in 2010 and $72 in 2009.	(1,710)	(2,026)	141

Other comprehensive income (loss)	5,570	(7,324)	16,199

Comprehensive income	$21,391	$7,340	$27,864

The components of AOCI, net of tax as of year-end were as follows:

(Dollar amounts in thousands)	2011	2010
Net unrealized gain on securities available for sale	$25,101	$17,794
Accumulated loss on effective cash flow hedging derivatives	(3,596)	(1,886)
Net unrecognized pension cost	(601)	(574)

Total	$20,904	$15,334

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
11.	Commitments and Contingencies

In the ordinary course of business, the Company has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements. In addition, the Company is involved in certain claims and legal actions arising in the ordinary course of business. The outcome of these claims and actions are not presently determinable; however, in the opinion of the Company's management, after consulting legal counsel, the ultimate disposition of these matters will not have a material adverse effect on the Company's financial position. The following table presents the notional amount of the Company's off-balance sheet financial instruments as of December 31:

(Dollar amounts in thousands)	2011	2010
Loans in process and commitments:
Fixed interest rate	$25,487	$14,472
Variable interest rate	16,585	14,690
Lines of credit (unfunded):
Commercial	22,312	20,783
Consumer	51,145	51,373
Letters of credit:
Standby	14,461	14,751
Interest Rate Cap Contracts	200,000	100,000
Interest Rate Swap Contracts	35,000	35,000

Commitments to extend credit involve, to a varying degree, elements of credit and interest rate risk in excess of amounts recognized in the consolidated statement of financial condition. The Company's exposure to credit loss in the event of non-performance by the other party for commitments to extend credit is represented by the contractual amount of these commitments, less any collateral value obtained. The Company uses the same credit policies in making commitments as for on-balance sheet instruments.

The Company's distribution of commitments to extend credit approximates the distribution of loans receivable outstanding. The fair value of the off balance sheet items approximated the carrying value of those items at those dates.

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value
12.	Fair Value

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in the active markets for identical assets or liabilities as of the reported date.

Level II:

Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:

Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following tables present the assets and liabilities reported on the consolidated statements of financial condition at their fair value on a recurring basis as of December 31, 2011 and 2010 by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

(Dollar amounts in thousands)	As of December 31, 2011
	Level 1	Level II	Level III	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,755	$35,789	$37,544
Municipal securities	-	184,485	-	184,485
Equity securities	2,103	-	-	2,103
Corporate bonds	-	164,779	-	164,779
Mortgage backed securities
U.S. sponsored entities	-	732,302	-	732,302
Private label	-	8,903	-	8,903

Subtotal mortgage-backed securities	-	741,205	-	741,205

Total securities available for sale	$2,103	$1,092,224	$35,789	$1,130,116

Other Assets
Interest rate caps	$-	$532	$-	$532

Total other assets	$-	$532	$-	$532

Liabilities:
Other Liabilities
Interest rate swaps	$-	$5,531	$-	$5,532

Total other liabilities	$-	$5,531	$-	$5,532

(Dollar amounts in thousands)	As of December 31, 2010
	Level 1	Level II	Level III	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,615	$37,361	$38,976
Municipal securities	-	163,177	-	163,177
Equity securities	1,850	-	-	1,850
Corporate bonds	-	122,662	-	122,662
Mortgage backed securities
U.S. sponsored entities	-	738,262	-	738,262
Private label	-	12,745	-	12,745

Subtotal mortgage-backed securities	-	751,007	-	751,007

Total securities available for sale	$1,850	$1,038,461	$37,361	$1,077,672

Other Assets
Interest rate caps	$-	$725	$-	$725

Total other assets	$-	$725	$-	$725

Liabilities:
Other Liabilities
Interest rate swaps	$-	$2,857	$-	$2,857

Total other liabilities	$-	$2,857	$-	$2,857

Due to recent uncertainties in the credit markets broadly and the lack of both trading and new issuance of floating rate trust preferred securities, market price indications generally reflect the lack of liquidity in these markets. Due to this lack of practical quoted prices, fair value for floating rate trust preferred securities has been determined using a discounted cash-flow technique. Cash flows are estimated based upon the contractual terms of each instrument. Market rates have been calculated based upon the five year historical discount margin for these instruments from August 2002 through August 2007, when the market was more liquid. These market rates were then adjusted for credit spreads and liquidity risk given the current markets. Credit spreads are based upon the Moody's rating for each bond and range from 45 to 90 basis points. Liquidity risk adjustments ranged from 15 to 65 basis points where the securities of the 15 largest banks in the United States are assigned 15 to 40 basis points and banks outside of the top 15 were given a higher liquidity risk adjustment. Approximately $17.8 million or 49.7% of the $35.8 million in floating rate trust preferred securities represent investments in two of the four largest banks in the United States.

At December 31, 2011, the Company utilized an independent third party to determine the fair value on its CDO. The third party's methodology used market-based yield indicators as a baseline to determine an appropriate discount rate, which was adjusted based on the credit and structural analysis of the Company's CDO.

The following table presents the changes in the Level III fair-value category for the years ended December 31, 2011 and 2010. The Company classifies financial instruments in Level III of the fair-value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation models for Level III financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly.

Fair value measurements using significant unobservable inputs (Level III):

	Securities available for sale
	2011	2010
Beginning balance January 1,	$37,361	$39,003
Total net realized/unrealized gains (losses)
Included in earnings:
Interest income on securities	14	14
Net realized loss on securities available for sale	(78)	(810)
Included in other comprehensive income (loss)	(1,008)	(846)
Transfers in and/or out of Level III	-	-
Purchases, issuances, sales and settlements
Purchases	-	-
Issuances	-	-
Sales	-	-
Settlements	(500)	-

Ending balance, December 31,	$35,789	$37,361

The following table summarizes changes in unrealized gains and losses recorded in earnings for the year ended December 31, 2011 and December 31, 2010, for Level III assets and liabilities that were still held at December 31, 2011 and 2010.

	Securities available for sale
	2011	2010
Interest income on securities	$14	$14
Net realized loss on securities available for sale	(78)	(810)

Total	$(64)	$(796)

The following table presents the assets and liabilities reported on the consolidated statements of financial condition at their fair value on a non-recurring basis as of December 31, 2011 and 2010 by level within the fair value hierarchy. As required by GAAP, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

(Dollar amounts in thousands)	As of December 31, 2011
	Level 1	Level II	Level III	Total
Assets:
Impaired Loans	$-	$-	$14,054	$14,054
Loans held for sale	-	-	-	-
Real estate acquired through foreclosure	-	-	3,883	3,883
Servicing assets	-	-	16	16

(Dollar amounts in thousands)	As of December 31, 2010
	Level 1	Level II	Level III	Total
Assets:
Impaired Loans	$-	$-	$8,066	$8,066
Loans held for sale	-	80	-	80
Real estate acquired through foreclosure	-	-	1,083	1,083
Servicing assets	-	-	24	24

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
13.	Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments, consisting of commitments to extend credit, commitments under line of credit lending arrangements and letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are received.

The following methods and assumptions were used in estimating fair values of financial instruments.

Cash and cash equivalents – The carrying amounts of cash equivalents approximate their fair values.

Securities – With the exception of floating rate trust preferred securities, fair values for securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique which is widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities. The determination of the fair value of the trust preferred securities is discussed more fully in Footnote 12, Fair Value

Securities receivable – The carrying amount of securities receivable approximates their fair values.

Loans receivable and held for sale – Fair values for loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values of impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable. The carrying amounts of loans held for sale approximate their fair values.

Accrued interest receivable and payable – The carrying amounts of accrued interest approximate their fair values.

FHLB stock – FHLB stock is restricted from trading purposes and thus, the carrying value approximates its fair value.

Bank owned life insurance (BOLI) – The fair value of BOLI at December 31, 2011 and December 31, 2010 approximated the cash surrender value of the policies at those dates.

Interest rate cap and interest rate swap contracts – Fair values of interest rate cap and interest rate swap contracts are based on dealer quotes.

Deposits – The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies current market interest rates to a schedule of aggregated expected monthly maturities.

Borrowed funds and subordinated debt – For variable rate borrowings, fair values are based on carrying values. For fixed rate borrowings, fair values are based on the discounted value of contractual cash flows and on the Company's current incremental borrowing rates for similar types of borrowing arrangements. Fair values of structured borrowings are based on dealer quotes.

Advance payments by borrowers for taxes and insurance – The fair value of the advance payments by borrowers for taxes and insurance approximated the carrying value of those commitments at those dates.

The following table sets forth the carrying amount and fair value of the Company's financial instruments included in the consolidated statement of financial condition as of December 31:

(Dollar amounts in thousands)	2011		2010

	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Cash and cash equivalents	$38,848	$38,848	$35,707	$35,707
Securities	1,130,116	1,130,116	1,077,672	1,077,672
Securities receivable	1,148	1,148	2,173	2,173
Loans receivable and held for sale	648,921	679,819	640,967	658,989
Accrued interest receivable	9,227	9,227	9,607	9,607
FHLB stock	21,256	21,256	26,097	26,097
Bank owned life insurance	30,802	30,802	30,098	30,098
Interest rate cap contracts	532	532	725	725
Financial liabilities:
Deposits	1,156,410	1,168,438	1,012,645	1,023,877
Borrowed funds	560,567	594,876	669,063	704,038
Junior subordinated notes	46,393	20,361	46,393	19,897
Advance payment by borrowers for taxes and insurance	2,519	2,519	2,441	2,441
Accrued interest payable	1,676	1,676	2,320	2,320
Interest rate swap contracts	5,531	5,531	2,857	2,857

Regulatory Matters And Insurance Of Accounts	12 Months Ended
Dec. 31, 2011
Regulatory Matters And Insurance Of Accounts [Abstract]
Regulatory Matters And Insurance Of Accounts

14.	Regulatory Matters and Insurance of Accounts

The Company's subsidiary bank, ESB Bank, is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements could result in certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and their related classification for the Bank are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Quantitative measures established by regulation to ensure capital adequacy requires the Bank to maintain minimum amounts and ratios (set forth in the table below) of total capital (as defined in the regulations), tier 1 leverage capital (as defined) and tier 1 risk-based capital (as defined). As of December 31, 2011, the Bank met all capital adequacy requirements to which it is subject.

As of December 31, 2011 and 2010, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total, tier 1 leverage and tier 1 risk-based capital ratios as set forth in the following table. As of December 31, 2011, there are no conditions or events since that notification that have changed the categorization.

Tier 1 leverage capital level in the following table is presented as a percentage of total adjusted assets (as defined in the regulations); total capital and tier 1 risk based capital levels are shown as a percentage of risk-weighted assets (as defined).

The minimum required regulatory capital percentages to be well capitalized under prompt corrective action provisions is 5%, 6% and 10% for tier 1 leverage, tier 1 risk-based and total capital ratios, respectively.

The following table sets forth certain information concerning regulatory capital of the Bank:

(Dollar amounts in thousands)	Actual		For Capital Adequacy Purposes:		To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2011:
Total Capital	$156,945	15.10%	$83,143	8.00%	$103,929	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$150,347	7.91%	$75,989	4.00%	$94,987	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$150,347	14.47%	$41,572	4.00%	$62,358	6.00%
(to Risk Weighted Assets)

As of December 31, 2010:
Total Capital	$156,046	15.79%	$79,052	8.00%	$98,816	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$149,464	8.11%	$73,680	4.00%	$92,100	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$149,464	15.13%	$39,526	4.00%	$59,289	6.00%
(to Risk Weighted Assets)

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

15.	Quarterly Financial Data (unaudited)

Quarterly earnings per share data may vary from annual earnings due to rounding.

(Dollar amounts in thousands, except share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011:
Interest income	$19,955	$20,199	$19,817	$19,256
Interest expense	9,138	8,979	8,723	8,300

Net interest income	10,817	11,220	11,094	10,956
Provision for loan losses	300	200	300	330

Net interest income after provision for loan losses	10,517	11,020	10,794	10,626
Net realized loss on securities available for sale	-	-	(83)	(364)
Other noninterest income	1,489	1,678	1,281	305
Noninterest expense	7,182	7,024	6,703	7,153

Income before provision for income taxes	4,824	5,674	5,289	3,414
Provision for income taxes	896	1,160	1,010	314

Net income before noncontrolling interest	3,928	4,514	4,279	3,100
Less: net income attributable to the noncontrolling interest	268	230	315	98

Net income attributable to ESB Financial Corporation	$3,660	$4,284	$3,964	$3,002

Net income per share
Basic	$0.25	$0.30	$0.27	$0.21
Diluted	$0.25	$0.29	$0.27	$0.21
2010:
Interest income	$22,122	$21,407	$21,128	$20,207
Interest expense	11,326	10,603	10,164	9,804

Net interest income	10,796	10,804	10,964	10,403
Provision for loan losses	354	200	550	300

Net interest income after provision for loan losses	10,442	10,604	10,414	10,103
Net realized loss on securities available for sale	(309)	(272)	(419)	(239)
Other noninterest income	483	1,857	1,555	1,811
Noninterest expense	6,675	6,713	7,189	7,236

Income before provision for income taxes	3,941	5,476	4,361	4,439
Provision for income taxes	820	1,100	695	938

Net income before noncontrolling interest	3,121	4,376	3,666	3,501
Less: net (loss) income attributable to the noncontrolling interest	(259)	407	201	84

Net income attributable to ESB Financial Corporation	$3,380	$3,969	$3,465	$3,417

Net income per share
Basic	$0.23	$0.28	$0.24	$0.24
Diluted	$0.23	$0.28	$0.24	$0.23

ESB Financial Corporation - Condensed Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2011
ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) [Abstract]
ESB Financial Corporation - Condensed Financial Statements (Parent Company Only)
16.	ESB Financial Corporation – Condensed Financial Statements (Parent Company Only)

Following are condensed financial statements for the parent company as of and for the years ended December 31:

Condensed Statements of Financial Condition
(Dollar amounts in thousands)		2011	2010
Assets:
Interest-earning deposits		$6,658	$2,647
Securities available for sale		30,607	32,284
Equity in net assets of subsidiaries		216,883	207,940
Other assets		6,447	5,265

Total assets		$260,595	$248,136

Liabilities and stockholders' equity:
Subordinated debt, net		$46,393	$46,393
Accrued expenses and other liabilities		33,958	33,849
Stockholders' equity		180,244	167,894

Total liabilities and stockholders' equity		$260,595	$248,136

Condensed Statements of Operations
(Dollar amounts in thousands)	2011	2010	2009
Income:
Equity in undistributed earnings of subsidiaries	$1,664	$8,024	$6,871
Dividends from subsidiaries	15,000	8,000	7,000
Management fee income, from subsidiaries	36	36	24
Net gain on sale of securities available for sale	141	—	246
Other than temporary impairment losses on securities available for sale	(317)	(217)	(66)
Interest and other income	1,365	1,432	833

Total income	17,889	17,275	14,908
Expense:
Interest expense, to subsidiary	3,257	3,326	3,526
Compensation and employee benefits	432	423	290
Other	445	376	336

Total expense	4,134	4,125	4,152

Income before benefit from income taxes	13,755	13,150	10,756
Benefit from income taxes	(1,155)	(1,081)	(1,256)

Net income	$14,910	$14,231	$12,012

Condensed Statements of Cash Flows
(Dollar amounts in thousands)	2011	2010	2009

Operating activities:
Net income	$14,910	$14,231	$12,012
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(1,664)	(8,024)	(6,871)
Net realized gain on securities available for sale	(141)	-	(246)
Other than temporary impairment losses on securities available for sale	317	217	66
Compensation expense on ESOP and MRP	1,445	1,232	1,127
Other, net	(2,190)	(1,835)	3,830

Net cash provided by operating activities	12,677	5,821	9,918

Investing activities:
Purchases of securities	(6,733)	(10,178)	(911)
Principal repayments of securities	7,698	9,217	2,750
Proceeds from the sale of securities available for sale	204	-	992

Net cash (used in) provided by investing activities	1,169	(961)	2,831

Financing activities:
Repayment of loan to subsidiaries	-	-	(4,150)
Proceeds received from exercise of stock options	832	614	792
Dividends paid	(5,409)	(4,815)	(4,828)
Payments to acquire treasury stock	(4,754)	(1,143)	(2,932)
Stock purchased by ESOP	(504)	(189)	(123)

Net cash used in financing activities	(9,835)	(5,533)	(11,241)

Increase (decrease) in cash equivalents	4,011	(673)	1,508
Cash equivalents at beginning of period	2,647	3,320	1,812

Cash equivalents at end of period	$6,658	$2,647	$3,320